Leases (Details Narrative) - USD ($)					1 Months Ended					6 Months Ended		12 Months Ended		24 Months Ended
	Mar. 04, 2021	Apr. 01, 2019	Jan. 02, 2019	Apr. 01, 2018	Jul. 31, 2020	Jun. 30, 2020	Jun. 29, 2020	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 01, 2017	Jun. 02, 2020
Lessee, Lease, Description [Line Items]
Discount rate										7.00%		7.00%
Operating leases, rent expense, net										$ 41,894	$ 79,510	$ 169,716	$ 251,814
Systems Trading [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date	Mar. 31, 2024		Dec. 31, 2023	Apr. 16, 2022					Jan. 01, 2023
Lease Term			5 years	4 years					3 years
Fiance leases contingent monthly rental payments	$ 1,567		$ 29,592	$ 23,475					$ 10,534
Interest rate	8.00%		6.75%	5.00%					6.00%
Melville 3 [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense												$ 8,382
Lease expiration date												Aug. 31, 2019
Melville 2 [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense												$ 897
Lease Term												3 years 11 months 1 day
Annual base rent												$ 10,764
Melville [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense										$ 86,268		$ 86,268
Lease expiration date										Jul. 31, 2023		Jul. 31, 2023
Lease Term												5 years 3 months
Warwick, RI [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense										$ 2,598		$ 2,598
Lease expiration date										Jan. 31, 2021		Jan. 31, 2020
Annual base rent										$ 31,176		$ 31,176
Warwick, RI [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense														$ 2,324
Lease expiration date														Jan. 31, 2019
Warwick, RI [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense														$ 2,460
Massachusetts And North Carolina [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense						$ 25,000		$ 25,000
Dallas [Member]
Lessee, Lease, Description [Line Items]
Operating leases, rent expense						$ 1,905		$ 1,905
Lease Term						13 months		13 months			13 months
Arrow Capital Solutions [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date						Jul. 31, 2023	Jun. 29, 2023
Lease Term					3 years										3 years
Fiance leases contingent monthly rental payments					$ 4,524	$ 5,008
Interest rate					7.00%	7.00%
First Lease [Member] | Systems Trading [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date		Mar. 01, 2022
Fiance leases contingent monthly rental payments		$ 1,328
Interest rate		7.00%
Second Lease [Member] | Systems Trading [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date		Mar. 01, 2022
Fiance leases contingent monthly rental payments		$ 461
Interest rate		6.70%